Consolidated Statements of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		97 Months Ended	103 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2013	Jul. 31, 2012	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2013	Jul. 31, 2013
Revenue
Royalties							$ 15,658	$ 15,658
Geological services				7,804	7,804		7,804	7,804
Total revenue				7,804			23,462	23,462
Operating expenses
Administration	14,043	10,086	25,742	20,201	40,355	44,056	359,551	385,293
Advertising and promotion	3,398	18,570	5,496	41,544	39,840	202,125	567,075	572,571
Amortization	857	1,171	1,751	2,407	4,489	3,107	7,596	9,347
Automobile	1,189	1,230	3,030	5,474	7,166	27,662	100,547	103,577
Bank charges	1,163	2,108	2,459	3,476	6,346	6,374	29,332	31,791
Consulting fees	29,999	79,410	65,971	160,122	232,068	318,914	1,017,330	1,083,301
Interest on current debt	27,565	60,642	54,565	75,674	165,387	104,314	378,495	433,060
IVA expense	621	811	1,508	3,164	4,640	33,780	38,420	39,928
Mineral exploration costs	28,318	52,376	30,131	183,196	231,852	1,156,868	2,137,106	2,167,237
Office	3,608	5,454	10,170	14,419	21,189	25,631	74,126	84,296
Professional development							5,116	5,116
Professional fees	22,343	18,407	37,334	76,422	105,468	225,858	799,605	836,939
Rent	3,324	3,393	6,817	6,801	13,579	13,582	68,850	75,667
Regulatory	1,435	7,709	7,512	28,341	39,651	28,433	116,730	124,242
Travel and entertainment	176	7,880	3,385	29,534	32,223	96,014	324,903	328,288
Salaries, wages and benefits	13,620	21,464	37,520	45,059	81,148	84,029	217,859	255,379
Stock based compensation						527,318	527,318	527,318
Foreign exchange loss (gain)	(316)	(909)	(564)	(565)	(334)	14,653	14,618	14,054
Write-down of unproved mineral properties		6,927	6,000	6,927	83,159	15,470	324,314	330,314
Total operating expenses	151,343	296,729	298,827	702,196	1,108,226	2,928,188	7,108,891	7,407,718
Net loss	$ (151,343)	$ (296,729)	$ (298,827)	$ (694,392)	$ (1,100,422)	$ (2,928,188)	$ (7,085,429)	$ (7,384,256)
Net loss per share - basic and diluted	$ (0.01)	$ (0.02)	$ (0.02)	$ (0.04)	$ (0.06)	$ (0.19)
Weighted average number of shares outstanding - basic and diluted	17,956,969	17,584,212	17,956,969	17,584,212	17,865,307	15,759,661